Schedule of Investments (unaudited)	iShares® Convertible Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Airlines — 2.6%
American Airlines Group Inc., 6.50%, 07/01/25	$6,145	$9,396,012
Copa Holdings SA, 4.50%, 04/15/25	2,000	3,110,960
GOL Equity Finance SA, 3.75%, 07/15/24(a)	3,125	2,772,656
JetBlue Airways Corp., 0.50%, 04/01/26(a)	5,000	4,939,500
Southwest Airlines Co., 1.25%, 05/01/25	13,855	20,346,345
Spirit Airlines Inc., 1.00%, 05/15/26	3,050	2,863,127
		43,428,600
Apparel — 0.2%
Under Armour Inc., 1.50%, 06/01/24	1,507	2,811,414
Auto Manufacturers — 1.8%
Ford Motor Co., 0.00% 03/15/26(a)(b)	13,815	14,792,688
Li Auto Inc., 0.25%, 05/01/28 (Call 05/01/24)(a)	5,400	7,186,428
NIO Inc.
0.00%, 02/01/26 (Call 02/01/24)(a)(b)	5,100	4,427,310
0.50%, 02/01/27 (Call 02/01/25)(a)	4,150	3,584,977
		29,991,403
Auto Parts & Equipment — 0.1%
Meritor Inc., 3.25%, 10/15/37 (Call 10/15/25)	1,500	1,615,110
Banks — 0.7%
Barclays Bank PLC, Series VUN, 0.00% 02/18/25(b)	900	1,046,259
BofA Finance LLC
0.13%, 09/01/22	1,775	2,182,575
0.25%, 05/01/23	1,885	2,059,608
Deutsche Bank AG/London, 1.00%, 05/01/23	1,545	1,699,778
JPMorgan Chase Bank N.A., 0.13%, 01/01/23(a)	3,950	4,204,854
		11,193,074
Biotechnology — 4.9%
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	3,770	3,860,103
1.25%, 05/15/27	2,978	2,945,838
Bridgebio Pharma Inc.
2.25%, 02/01/29(a)	5,175	4,723,378
2.50%, 03/15/27	3,445	5,169,533
Esperion Therapeutics Inc., 4.00%, 11/15/25(a)	1,800	1,302,930
Exact Sciences Corp.
0.38%, 03/15/27	4,155	5,017,536
0.38%, 03/01/28	7,410	8,452,809
1.00%, 01/15/25	2,000	3,200,740
Guardant Health Inc., 0.00% 11/15/27(a)(b)	7,265	7,865,234
Halozyme Therapeutics Inc., 0.25%, 03/01/27(a)	5,310	4,860,880
Illumina Inc., 0.00% 08/15/23(b)	4,715	5,990,502
Insmed Inc., 0.75%, 06/01/28	3,900	3,977,025
Intercept Pharmaceuticals Inc., 3.25%, 07/01/23	2,620	2,370,000
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26(a)(b)	3,450	3,291,024
0.13%, 12/15/24	4,051	3,726,231
Ligand Pharmaceuticals Inc., 0.75%, 05/15/23	2,325	2,279,244
Livongo Health Inc., 0.88%, 06/01/25	3,285	4,853,949
NeoGenomics Inc., 0.25%, 01/15/28	2,200	2,162,468
Novavax Inc., 3.75%, 02/01/23	2,125	3,360,624
PTC Therapeutics Inc., 1.50%, 09/15/26(a)	1,675	1,734,596
Travere Therapeutics Inc., 2.50%, 09/15/25	1,775	1,509,424
		82,654,068
Commercial Services — 4.8%
2U Inc., 2.25%, 05/01/25	2,139	3,622,910
Alarm.com Holdings Inc., 0.00% 01/15/26(a)(b)	2,795	2,563,434
Security	Par (000)	Value

Commercial Services (continued)
Chegg Inc.
0.00%, 09/01/26(a)(b)	$6,005	$6,506,838
0.13%, 03/15/25	4,531	8,065,452
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	2,839	3,297,470
FTI Consulting Inc., 2.00%, 08/15/23	2,060	3,092,534
Repay Holdings Corp., 0.00% 02/01/26(a)(b)	2,505	2,493,352
Sabre GLBL Inc., 4.00%, 04/15/25	2,288	3,968,101
Shift4 Payments Inc.
0.00%, 12/15/25(a)(b)	4,485	5,830,679
0.50%, 08/01/27(a)	4,000	4,155,760
Square Inc.
0.00%, 05/01/26(a)(b)	3,225	3,656,344
0.13%, 03/01/25	5,951	12,526,677
0.25%, 11/01/27(a)	3,554	4,176,021
0.50%, 05/15/23	4,630	14,688,582
Stride Inc., 1.13%, 09/01/27(a)	2,960	2,702,184
		81,346,338
Computers — 3.2%
CyberArk Software Ltd., 0.00% 11/15/24(b)	3,525	4,020,333
Insight Enterprises Inc., 0.75%, 02/15/25	1,976	3,025,967
KBR Inc., 2.50%, 11/01/23	2,065	3,285,250
Lumentum Holdings Inc.
0.25%, 03/15/24	2,360	3,504,860
0.50%, 12/15/26	6,564	7,209,570
Parsons Corp., 0.25%, 08/15/25(a)	2,865	3,015,527
Pure Storage Inc., 0.13%, 04/15/23	3,500	3,693,480
Rapid7 Inc., 0.25%, 03/15/27(a)	3,325	4,152,958
Varonis Systems Inc., 1.25%, 08/15/25	1,244	2,560,811
Western Digital Corp., 1.50%, 02/01/24	7,190	7,414,112
Zscaler Inc., 0.13%, 07/01/25	7,132	11,911,938
		53,794,806
Diversified Financial Services — 1.0%
Coinbase Global Inc., 0.50%, 06/01/26(a)	8,500	8,576,245
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(a)	3,250	3,598,173
LendingTree Inc., 0.50%, 07/15/25	3,411	3,073,072
PRA Group Inc., 3.50%, 06/01/23	1,750	1,902,915
		17,150,405
Electric — 0.2%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	3,337	3,932,521
Electronics — 1.1%
Fortive Corp., 0.88%, 02/15/22	7,398	7,433,067
II-VI Inc., 0.25%, 09/01/22	2,234	3,419,338
Itron Inc., 0.00% 03/15/26(a)(b)	3,125	3,197,406
OSI Systems Inc., 1.25%, 09/01/22	1,794	1,890,212
Vishay Intertechnology Inc., 2.25%, 06/15/25	2,459	2,577,942
		18,517,965
Energy - Alternate Sources — 1.7%
Enphase Energy Inc.
0.00%, 03/01/26(a)(b)	4,250	4,276,817
0.00%, 03/01/28(a)(b)	3,540	3,587,507
NextEra Energy Partners LP
0.00%, 06/15/24(a)(b)	3,000	3,014,220
0.00%, 11/15/25(a)(b)	3,445	3,743,268
SolarEdge Technologies Inc., 0.00% 09/15/25(a)(b)	3,510	4,207,928
Sunnova Energy International Inc., 0.25%, 12/01/26(a)	3,800	4,827,634
SunPower Corp., 4.00%, 01/15/23	2,450	3,214,841
Sunrun Inc., 0.00% 02/01/26(a)(b)	2,875	2,564,443
		29,436,658

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 1.7%
Cinemark Holdings Inc., 4.50%, 08/15/25(a)	$2,665	$3,692,038
DraftKings Inc., 0.00% 03/15/28(a)(b)	7,400	6,490,318
Live Nation Entertainment Inc.
2.00%, 02/15/25	2,013	2,161,036
2.50%, 03/15/23	3,290	4,280,093
Marriott Vacations Worldwide Corp., 0.00% 01/15/26(a)(b)	3,155	3,365,249
Penn National Gaming Inc., 2.75%, 05/15/26	1,889	5,711,032
Vail Resorts Inc., 0.00% 01/01/26(a)(b)	3,525	3,552,495
		29,252,261
Food — 0.4%
Beyond Meat Inc., 0.00% 03/15/27(a)(b)	7,400	6,804,078
Health Care - Products — 3.7%
CONMED Corp., 2.63%, 02/01/24	2,070	3,343,981
Envista Holdings Corp., 2.38%, 06/01/25	3,401	7,244,912
Glaukos Corp., 2.75%, 06/15/27	1,548	1,893,049
Haemonetics Corp., 0.00% 03/01/26(a)(b)	3,475	2,941,518
Insulet Corp., 0.38%, 09/01/26	5,440	7,522,758
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	3,288	3,741,382
LivaNova USA Inc., 3.00%, 12/15/25	2,070	3,266,150
Luminex Corp., 3.00%, 05/15/25	1,500	1,504,410
Natera Inc., 2.25%, 05/01/27	1,945	5,932,386
Novocure Ltd., 0.00% 11/01/25(a)(b)	3,535	4,199,333
NuVasive Inc.
0.38%, 03/15/25	3,216	3,118,041
1.00%, 06/01/23	2,386	2,453,810
Omnicell Inc., 0.25%, 09/15/25(a)	3,818	6,007,623
Repligen Corp., 0.38%, 07/15/24	1,987	4,294,046
SmileDirectClub Inc., 0.00% 02/01/26(a)(b)	3,900	3,021,837
Tandem Diabetes Care Inc., 1.50%, 05/01/25(a)	1,550	1,859,489
		62,344,725
Health Care - Services — 1.0%
Accolade Inc., 0.50%, 04/01/26(a)	2,000	2,336,680
Invitae Corp., 2.00%, 09/01/24	2,055	2,483,632
Oak Street Health Inc., 0.00% 03/15/26(a)(b)	5,875	6,217,748
Teladoc Health Inc., 1.25%, 06/01/27	6,125	6,581,741
		17,619,801
Holding Companies - Diversified — 0.3%
Ares Capital Corp.
3.75%, 02/01/22	2,140	2,265,725
4.63%, 03/01/24	2,985	3,268,277
		5,534,002
Home Builders — 0.3%
LCI Industries, 1.13%, 05/15/26(a)	2,500	2,692,000
Winnebago Industries Inc., 1.50%, 04/01/25	1,575	2,079,945
		4,771,945
Internet — 25.1%
21Vianet Group Inc., 0.00% 02/01/26 (Call 02/01/24)(a)(b)	3,950	3,193,535
Airbnb Inc., 0.00% 03/15/26(a)(b)	12,000	11,240,640
Baozun Inc., 1.63%, 05/01/24 (Call 05/01/22)	1,300	1,177,306
Booking Holdings Inc.
0.75%, 05/01/25	5,406	7,626,352
0.90%, 09/15/21	5,915	6,325,797
Etsy Inc.
0.13%, 10/01/26	4,107	8,893,708
0.13%, 09/01/27(a)	3,698	4,447,030
0.25%, 06/15/28(a)	6,000	6,278,400
Expedia Group Inc., 0.00% 02/15/26(a)(b)	6,220	6,679,658
Farfetch Ltd., 3.75%, 05/01/27	2,450	7,948,094
Security	Par (000)	Value

Internet (continued)
FireEye Inc.
0.88%, 06/01/24	$3,367	$3,800,434
Series B, 1.63%, 06/01/35 (Call 06/01/22)	3,000	2,991,720
Fiverr International Ltd., 0.00% 11/01/25(a)(b)	2,939	3,991,133
fuboTV Inc., 3.25%, 02/15/26(a)	2,450	2,247,679
iQIYI Inc.
2.00%, 04/01/25 (Call 04/01/23)	7,805	6,677,334
3.75%, 12/01/23 (Call 12/01/21)	4,450	4,340,263
4.00%, 12/15/26 (Call 08/01/24)	5,235	4,485,191
JOYY Inc.
0.75%, 06/15/25 (Call 06/15/23)	3,230	3,012,201
1.38%, 06/15/26 (Call 06/15/24)	3,000	2,646,870
Lyft Inc., 1.50%, 05/15/25	4,490	7,164,199
Magnite Inc., 0.25%, 03/15/26(a)	2,850	2,454,449
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	3,775	7,164,572
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	3,810	7,663,358
Match Group Financeco Inc., 0.88%, 10/01/22(a)	2,880	10,423,354
MercadoLibre Inc., 2.00%, 08/15/28	2,575	9,238,199
Momo Inc., 1.25%, 07/01/25 (Call 07/01/24)	4,828	4,072,128
NortonLifeLock Inc., 2.00%, 08/15/22(a)	4,015	5,083,954
Okta Inc.
0.13%, 09/01/25	6,745	9,832,659
0.38%, 06/15/26	6,952	8,759,729
Palo Alto Networks Inc.
0.38%, 06/01/25	12,138	17,383,558
0.75%, 07/01/23	10,300	15,907,217
Pinduoduo Inc., 0.00% 12/01/25 (Call 12/01/23)(b)	12,115	11,239,934
Proofpoint Inc., 0.25%, 08/15/24	5,870	7,391,680
Q2 Holdings Inc.
0.13%, 11/15/25(a)	2,275	2,269,836
0.75%, 06/01/26	1,880	2,468,327
RealReal Inc. (The), 1.00%, 03/01/28(a)	2,200	1,946,714
Sea Ltd.
1.00%, 12/01/24	2,550	14,044,405
2.38%, 12/01/25	6,900	21,426,915
Shopify Inc., 0.13%, 11/01/25	5,762	7,590,398
Snap Inc.
0.00%, 05/01/27(a)(b)	7,050	8,113,210
0.25%, 05/01/25	3,848	13,206,182
0.75%, 08/01/26	5,140	16,821,524
Spotify USA Inc., 0.00% 03/15/26(a)(b)	9,425	8,490,700
TripAdvisor Inc., 0.25%, 04/01/26(a)	2,100	1,935,381
Twitter Inc.
0.00%, 03/15/26(a)(b)	8,775	8,439,883
0.25%, 06/15/24	7,155	9,918,476
1.00%, 09/15/21	5,955	5,962,503
Uber Technologies Inc., 0.00% 12/15/25(a)(b)	7,245	7,069,888
Wayfair Inc.
0.63%, 10/01/25(a)	9,810	9,524,627
1.00%, 08/15/26	5,230	9,257,309
1.13%, 11/01/24	3,600	7,688,052
Weibo Corp., 1.25%, 11/15/22	5,875	5,611,154
Wix.com Ltd.
0.00%, 07/01/23(b)	2,156	4,537,539
0.00%, 08/15/25(a)(b)	3,397	3,691,384
Zendesk Inc., 0.63%, 06/15/25	6,848	9,328,551
Zillow Group Inc.
0.75%, 09/01/24	3,865	9,482,893
1.38%, 09/01/26	3,290	8,191,146

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.75%, 05/15/25	$3,175	$5,682,932
		424,482,264
Iron & Steel — 0.7%
Allegheny Technologies Inc., 3.50%, 06/15/25	1,490	2,301,245
Cleveland-Cliffs Inc., 1.50%, 01/15/25	1,870	6,032,284
United States Steel Corp., 5.00%, 11/01/26	1,955	4,274,275
		12,607,804
Leisure Time — 2.7%
Callaway Golf Co., 2.75%, 05/01/26	1,420	2,750,554
Carnival Corp., 5.75%, 04/01/23	3,185	7,247,723
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51
(Call 03/27/25)(a)	2,000	1,699,760
NCL Corp. Ltd.
5.38%, 08/01/25(a)	2,830	4,473,126
6.00%, 05/15/24	5,275	10,341,110
Peloton Interactive Inc., 0.00% 02/15/26(a)(b)	6,610	6,249,887
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23(a)	3,690	4,407,668
4.25%, 06/15/23	7,217	9,289,795
		46,459,623
Lodging — 0.4%
Huazhu Group Ltd.
0.38%, 11/01/22	2,915	3,263,488
3.00%, 05/01/26 (Call 05/01/24)(a)	3,029	3,940,457
		7,203,945
Machinery — 0.7%
Chart Industries Inc., 1.00%, 11/15/24(a)	1,720	4,593,518
Middleby Corp. (The), 1.00%, 09/01/25(a)	4,807	7,515,023
		12,108,541
Manufacturing — 0.2%
John Bean Technologies Corp., 0.25%, 05/15/26(a)	2,400	2,583,288
Media — 5.2%
Cable One Inc.
0.00%, 03/15/26(a)(b)	3,225	3,218,228
1.13%, 03/15/28(a)	2,725	2,757,591
DISH Network Corp.
0.00%, 12/15/25(a)(b)	11,985	14,014,780
2.38%, 03/15/24	6,410	6,206,034
3.38%, 08/15/26	18,189	18,680,467
Liberty Broadband Corp.
1.25%, 09/30/50 (Call 10/05/23)(a)	4,725	4,806,506
2.75%, 09/30/50 (Call 10/05/23)(a)	3,473	3,724,445
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	2,150	4,702,781
Liberty Latin America Ltd., 2.00%, 07/15/24	2,296	2,297,699
Liberty Media Corp.
0.50%, 12/01/50 (Call 09/01/24)(a)	5,700	6,307,620
1.38%, 10/15/23	6,045	8,010,894
2.13%, 03/31/48 (Call 04/07/23)(a)	2,428	2,532,428
2.25%, 12/01/48 (Call 12/01/21)(a)	2,705	3,316,844
2.75%, 12/01/49 (Call 12/01/24)(a)	3,487	3,657,305
Liberty Media Corp.-Liberty Formula One, 1.00%, 01/30/23	2,618	3,465,447
		87,699,069
Mining — 0.2%
MP Materials Corp., 0.25%, 04/01/26(a)	3,950	4,272,715
Oil & Gas — 1.3%
CNX Resources Corp., 2.25%, 05/01/26	1,985	2,401,691
EQT Corp., 1.75%, 05/01/26	2,715	3,982,362
Security	Par (000)	Value

Oil & Gas (continued)
Nabors Industries Inc., 0.75%, 01/15/24	$1,775	$1,489,225
Pioneer Natural Resources Co., 0.25%, 05/15/25
(Call 05/20/23)	8,024	11,796,243
Transocean Inc., 4.00%, 12/15/25	1,500	1,558,335
		21,227,856
Pharmaceuticals — 3.8%
Aerie Pharmaceuticals Inc., 1.50%, 10/01/24	1,725	1,719,877
Aphria Inc., 5.25%, 06/01/24(a)	1,275	1,981,720
Aurora Cannabis Inc., 5.50%, 02/28/24	800	666,288
Clovis Oncology Inc., 1.25%, 05/01/25	1,425	1,037,215
Dexcom Inc., 0.25%, 11/15/25	7,170	8,168,064
DexCom Inc., 0.75%, 12/01/23	5,479	17,133,271
GSK Finance No. 3 PLC, 0.00% 06/22/23(a)(b)	2,000	2,010,800
Herbalife Nutrition Ltd., 2.63%, 03/15/24	3,635	3,899,773
Jazz Investments I Ltd.
1.50%, 08/15/24	2,997	3,236,760
2.00%, 06/15/26	6,800	8,799,472
Neurocrine Biosciences Inc., 2.25%, 05/15/24	1,955	2,523,143
Pacira BioSciences Inc., 0.75%, 08/01/25	2,395	2,632,488
Revance Therapeutics Inc., 1.75%, 02/15/27	1,625	1,893,564
Sarepta Therapeutics Inc., 1.50%, 11/15/24	3,125	3,823,812
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23	2,155	2,116,555
Tilray Inc., 5.00%, 10/01/23	2,600	2,556,268
		64,199,070
Pipelines — 0.3%
Cheniere Energy Inc., 4.25%, 03/15/45 (Call 09/15/21)	3,557	2,949,322
Golar LNG Ltd., 2.75%, 02/15/22	2,215	2,191,565
		5,140,887
Private Equity — 0.4%
Colony Capital Operating Co. LLC, 5.75%, 07/15/25(a)	1,975	6,213,587
Real Estate — 0.6%
Realogy Group LLC/Realogy Co-Issuer Corp., 0.25%, 06/15/26(a)	2,800	2,833,740
Redfin Corp.
0.00%, 10/15/25(a)(b)	4,361	4,725,798
0.50%, 04/01/27(a)	3,225	3,100,547
		10,660,085
Real Estate Investment Trusts — 1.6%
Apollo Commercial Real Estate Finance Inc., 4.75%, 08/23/22	1,641	1,658,099
Arbor Realty Trust Inc., 4.75%, 11/01/22	1,275	1,411,948
Blackstone Mortgage Trust Inc., 4.38%, 05/05/22	2,475	2,533,831
IH Merger Sub LLC, 3.50%, 01/15/22	2,025	3,615,516
iStar Inc., 3.13%, 09/15/22	1,265	2,211,789
Pebblebrook Hotel Trust, 1.75%, 12/15/26	4,195	4,704,441
PennyMac Corp., 5.50%, 03/15/26(a)	2,000	2,046,720
Starwood Property Trust Inc., 4.38%, 04/01/23
(Call 01/01/23)	1,400	1,499,288
Summit Hotel Properties Inc., 1.50%, 02/15/26	1,950	1,993,933
Two Harbors Investment Corp., 6.25%, 01/15/26	1,700	1,756,763
Uniti Fiber Holdings Inc., 4.00%, 06/15/24(a)	2,504	3,046,667
		26,478,995
Retail — 3.5%
American Eagle Outfitters Inc., 3.75%, 04/15/25	2,501	10,090,660
Burlington Stores Inc., 2.25%, 04/15/25	5,402	8,822,114
Cheesecake Factory Inc. (The), 0.38%, 06/15/26	2,100	1,967,448
Cracker Barrel Old Country Store Inc., 0.63%, 06/15/26(a)	1,800	1,794,888
Dick’s Sporting Goods Inc., 3.25%, 04/15/25	3,725	11,458,845

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Guess? Inc., 2.00%, 04/15/24	$1,925	$2,181,641
National Vision Holdings Inc., 2.50%, 05/15/25	2,247	4,136,390
RH
0.00%, 06/15/23(b)	1,759	5,993,933
0.00%, 09/15/24(b)	2,316	7,230,089
Shake Shack Inc., 0.00% 03/01/28(a)(b)	2,150	2,006,100
Vroom Inc., 0.75%, 07/01/26(a)	3,900	3,790,917
		59,473,025
Semiconductors — 3.1%
Cree Inc.
0.88%, 09/01/23	2,787	4,414,664
1.75%, 05/01/26	3,751	7,766,108
MACOM Technology Solutions Holdings Inc., 0.25%, 03/15/26(a)	3,175	3,304,095
Microchip Technology Inc.
0.13%, 11/15/24	3,650	4,002,006
1.63%, 02/15/27	2,006	4,247,444
ON Semiconductor Corp., 0.00% 05/01/27(a)(b)	5,400	5,742,630
Silicon Laboratories Inc., 0.63%, 06/15/25	2,866	3,888,703
SMART Global Holdings Inc., 2.25%, 02/15/26	1,475	2,013,700
Synaptics Inc., 0.50%, 06/15/22	3,345	6,875,614
Teradyne Inc., 1.25%, 12/15/23	2,440	9,803,310
		52,058,274
Software — 18.7%
1Life Healthcare Inc., 3.00%, 06/15/25	2,125	2,168,201
8x8 Inc., 0.50%, 02/01/24	1,946	2,306,730
Akamai Technologies Inc.
0.13%, 05/01/25	7,462	9,965,352
0.38%, 09/01/27	6,851	8,048,486
Alteryx Inc.
0.50%, 08/01/24	2,250	2,134,170
1.00%, 08/01/26	2,342	2,163,399
Atlassian Inc., 0.63%, 05/01/23	2,125	8,438,439
Avaya Holdings Corp., 2.25%, 06/15/23	2,071	2,293,612
Bandwidth Inc.
0.25%, 03/01/26	2,680	4,142,047
0.50%, 04/01/28(a)	1,300	1,304,277
Bentley Systems Inc.
0.13%, 01/15/26(a)	4,075	4,695,500
0.38%, 07/01/27(a)	3,800	3,805,130
Bilibili Inc.
1.25%, 06/15/27 (Call 06/15/23)	5,084	11,093,949
1.38%, 04/01/26 (Call 04/01/24)	2,940	10,136,444
Bill.com Holdings Inc., 0.00% 12/01/25(a)(b)	7,245	10,524,594
Blackline Inc.
0.00%, 03/15/26(a)(b)	7,265	7,092,166
0.13%, 08/01/24	1,488	2,437,032
Box Inc., 0.00% 01/15/26(a)(b)	2,250	2,586,645
Ceridian HCM Holding Inc., 0.25%, 03/15/26(a)	3,600	3,664,260
Cloudflare Inc., 0.75%, 05/15/25	3,540	11,247,394
Coupa Software Inc.
0.13%, 06/15/25	5,230	7,842,280
0.38%, 06/15/26	8,632	9,259,115
Datadog Inc., 0.13%, 06/15/25	4,904	6,797,778
DocuSign Inc., 0.00% 01/15/24(a)(b)	4,285	4,562,797
Dropbox Inc.
0.00%, 03/01/26(a)(b)	3,865	4,207,284
0.00%, 03/01/28(a)(b)	4,695	5,283,049
Security	Par (000)	Value

Software (continued)
Envestnet Inc.
0.75%, 08/15/25(a)	$2,960	$2,929,453
1.75%, 06/01/23	2,305	2,833,444
Everbridge Inc.
0.00%, 03/15/26(a)(b)	2,425	2,529,930
0.13%, 12/15/24	2,970	4,149,565
Fastly Inc., 0.00% 03/15/26(a)(b)	6,025	5,261,934
Five9 Inc., 0.50%, 06/01/25	4,990	8,068,131
Guidewire Software Inc., 1.25%, 03/15/25	2,924	3,446,724
HubSpot Inc., 0.38%, 06/01/25	3,089	6,656,949
j2 Global Inc., 1.75%, 11/01/26(a)	3,456	4,475,900
LivePerson Inc., 0.00% 12/15/26(a)(b)	3,360	3,634,646
Medallia Inc., 0.13%, 09/15/25(a)	3,194	3,415,983
MicroStrategy Inc.
0.00%, 02/15/27(a)(b)	6,400	4,738,240
0.75%, 12/15/25(a)	4,100	7,004,481
MongoDB Inc., 0.25%, 01/15/26	7,289	13,165,027
New Relic Inc., 0.50%, 05/01/23	2,900	2,895,302
Nuance Communications Inc., 1.25%, 04/01/25	1,790	5,015,777
Nutanix Inc., 0.00% 01/15/23(b)	3,709	3,874,273
PagerDuty Inc., 1.25%, 07/01/25	1,700	2,145,077
Pegasystems Inc., 0.75%, 03/01/25	3,302	3,744,105
Progress Software Corp., 1.00%, 04/15/26(a)	2,500	2,505,075
RingCentral Inc.
0.00%, 03/01/25(b)	6,703	7,080,379
0.00%, 03/15/26(a)(b)	3,596	3,541,017
Sailpoint Technologies Holdings Inc., 0.13%, 09/15/24	2,398	4,404,622
Slack Technologies Inc., 0.50%, 04/15/25	5,430	8,413,079
Splunk Inc.
0.50%, 09/15/23	4,193	4,835,158
1.13%, 09/15/25	6,006	7,259,092
1.13%, 06/15/27	7,141	6,981,970
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26	2,364	2,263,459
Tyler Technologies Inc., 0.25%, 03/15/26(a)	3,500	3,998,925
Verint Systems Inc., 0.25%, 04/15/26(a)	1,760	1,696,147
Workday Inc., 0.25%, 10/01/22	6,839	11,065,297
Workiva Inc., 1.13%, 08/15/26	1,925	3,356,141
Zynga Inc.
0.00%, 12/15/26(a)(b)	5,215	5,453,065
0.25%, 06/01/24	4,441	5,924,161
		316,962,658
Telecommunications — 1.0%
GDS Holdings Ltd., 2.00%, 06/01/25 (Call 06/01/23)	1,645	2,144,537
Infinera Corp., 2.13%, 09/01/24	2,150	2,586,214
InterDigital Inc., 2.00%, 06/01/24	2,160	2,324,160
Nice Ltd., 0.00% 09/15/25(a)(b)	2,529	2,865,863
Viavi Solutions Inc., 1.00%, 03/01/24	3,425	4,636,148
Vonage Holdings Corp., 1.75%, 06/01/24	1,625	1,813,939
		16,370,861
Transportation — 0.2%
Air Transport Services Group Inc., 1.13%, 10/15/24	1,349	1,401,058
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	1,525	1,922,018
		3,323,076
Trucking & Leasing — 0.2%
Greenbrier Companies Inc. (The), 2.88%, 04/15/28(a)	2,600	2,726,750
Total Convertible Bonds — 99.6%
(Cost: $1,616,052,329)		1,684,451,547

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,220	$2,220,000

Total Short-Term Investments — 0.1%
(Cost: $2,220,000)		2,220,000

Total Investments in Securities — 99.7%
(Cost: $1,618,272,329)		1,686,671,547

Other Assets, Less Liabilities — 0.3%		5,586,528

Net Assets — 100.0%		$1,692,258,075

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,980,000	$—	$(1,760,000	)(a)	$—	$—	$2,220,000	2,220	$2,455	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Convertible Bonds	$—	$1,684,451,547	$—	$1,684,451,547
Money Market Funds	2,220,000	—	—	2,220,000
	$2,220,000	$1,684,451,547	$—	$1,686,671,547